Assets Held For Sale and Discontinued Operations - Summary of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of discontinued operations [abstract]
Revenue			$ 3,557		$ 4,199
EBITDA (as defined)*			224		170
Depreciation			(108)		(48)
Amortisation			(2)		(2)
Impairment			(1)
Operating profit			113		120
(Loss)/profit on disposals			(2)		1,848
Profit before finance costs			111		1,968
Finance costs			(8)
Share of equity accounted investments' profit			14		14
Profit before tax	[1]		117		1,982
Attributable income tax expense			(26)		(594)
Profit after tax for the financial year from discontinued operations			91	[1]	1,388	[1]
Profit attributable to:
Equity holders of the Company			90		1,387
Non-controlling interests			1	[1]	1	[1]
Profit after tax for the financial year from discontinued operations			$ 91	[1]	$ 1,388	[1]
Basic earnings per Ordinary Share from discontinued operations			$ 0.113		$ 1.667
Diluted earnings per Ordinary Share from discontinued operations			$ 0.112		$ 1.658
Cash flows from discontinued operations
Net cash inflow/(outflow) from operating activities			$ 36		$ (434)
Net cash inflow/(outflow) from investing activities			1,722		2,814
Net cash outflow from financing activities			(80)		(23)
Net cash inflow			$ 1,678		$ 2,357

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.